FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
Accounting Standard Codification (ASC) 820, Fair Value Measurement, established a single authoritative definition of fair value, set a framework for measuring fair value, and requires additional disclosures about fair value measurements. In accordance with ASC 820, the Plan classifies its investments into a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

Level 1 — Quoted market prices in active markets for identical assets or liabilities.

Level 2 — Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3 — Unobservable inputs that are not corroborated by market data.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Asset Valuation Methodologies — Valuation methodologies maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used to determine the fair value for each investment category and the fair value hierarchy tier to which each investment category has been assigned.

Common stock — Amounts are invested exclusively in common stock issued by the Corporation. The unit price (value) for shares is computed daily based on the closing price of the Corporation’s common stock on the New York Stock Exchange and the number of shares of stock. Employer stock is classified as Level 1 investments.

Mutual funds (including the domestic and international stock funds, balanced fund, money market fund, and bond funds) — The shares of mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded. Mutual funds are classified as Level 1 investments.

Common/collective trusts — These investments are valued at the net asset value of units of the common/collective trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Due to the nature of these funds, there are no unfunded commitments or redemption restrictions.
A summary of the Corporation master trust (“Master Trust”) assets (Note 4) measured at fair value on a recurring basis set forth by level within the fair value hierarchy is presented in the following tables:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
As of December 31, 2025	(Level 1)	(Level 2)	(Level 3)	Total
Investments at fair value:
Common stock	$584,308,768	-	-	$584,308,768
Mutual funds	378,042,751	-	-	378,042,751
Total investments in the fair value hierarchy	$962,351,519	-	-	$962,351,519
Investments measured at net asset value:*
Common/collective trusts				3,923,794,692
Total investments at net asset value				3,923,794,692
Total investments at fair value				$4,886,146,211

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
As of December 31, 2024	(Level 1)	(Level 2)	(Level 3)	Total
Investments at fair value:
Common stock	$629,712,621	-	-	$629,712,621
Mutual funds	338,282,336	-	-	338,282,336
Total investments in the fair value hierarchy	$967,994,957	-	-	$967,994,957
Investments measured at net asset value:*
Common/collective trusts				3,463,633,998
Total investments at net asset value				3,463,633,998
Total investments at fair value				$4,431,628,955

*
In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.